Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Biodexa Australia PTY Limited 1 [member]
IfrsStatementLineItems [Line Items]
Biodexa Pharmaceuticals (Wales) Limited	Biodexa Australia PTY Limited
Principal place of business of subsidiary	c/o Prime Accounting & Business Advisory, HWT Towel Level 17, 40 City Road, Southbank, VIC, 3006, Australia
Description of nature of entity's operations and principal activities	Trading company
Biodexa Limited 1 [Member]
IfrsStatementLineItems [Line Items]
Biodexa Pharmaceuticals (Wales) Limited	Biodexa Limited
Principal place of business of subsidiary	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ
Description of nature of entity's operations and principal activities	Trading company
Biodexa Pharmaceuticals Wales Limited Formerly Midatech Pharma Wales Limited [Member]
IfrsStatementLineItems [Line Items]
Biodexa Pharmaceuticals (Wales) Limited	Biodexa Pharmaceuticals (Wales) Limited
Principal place of business of subsidiary	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ
Description of nature of entity's operations and principal activities	Trading company
Haaland UK Limited [member]
IfrsStatementLineItems [Line Items]
Biodexa Pharmaceuticals (Wales) Limited	Haaland UK Limited
Principal place of business of subsidiary	1 Caspian Point, Caspian Way, Cardiff,
Description of nature of entity's operations and principal activities	Dormant
Phar Mida A G 1 [Member]
IfrsStatementLineItems [Line Items]
Biodexa Pharmaceuticals (Wales) Limited	PharMida AG
Principal place of business of subsidiary	c/o Kellerhals, Hirschgässlein 11, 4051 Basel, Switzerland	[1],[2]
Description of nature of entity's operations and principal activities	Dormant	[1],[2]

[1]	PharMida AG became dormant in January 2016
[2]	Wholly owned subsidiary of Biodexa Limited.